Employee Benefit Plans	12 Months Ended
Dec. 31, 2023
Employee Benefit Plans [Abstract]
EMPLOYEE BENEFIT PLANS

14. EMPLOYEE BENEFIT PLANS

Effective on April 1, 2022, the Company established a 401(k) defined contribution plan. The Company’s 401(k) Plan is a tax-qualified deferred compensation arrangement under Section 401(k) of the Internal Revenue Code. Under the 401(k) Plan, participating U.S. employees may contribute a portion of their eligible earnings, subject to applicable U.S. Internal Revenue Service and plan limits. The Company matches 100% of each employee’s contributions up to a maximum of 4% of the employee’s eligible earnings.